Note 3 - Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Investments in Debt and Equity Instruments, Cash and Cash Equivalents, Unrealized and Realized Gains (Losses) [Text Block]

3.            Investment Securities

Debt and equity securities have been classified in the consolidated balance sheets according to management’s intent. Investment securities at June 30, 2015 and December 31, 2014 are summarized as follows:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

June 30, 2015
Securities available for sale:
Agency mortgage-backed securities	$34,387	$154	$203	$34,338
Agency CMO	11,478	65	81	11,462
Other debt securities:
Agency notes and bonds	18,554	35	56	18,533
Municipal obligations	31,834	896	179	32,551
Subtotal - debt securities	96,253	1,150	519	96,884

Mutual funds	1,477	0	0	1,477

Total securities available for sale	$97,730	$1,150	$519	$98,361

Securities held to maturity:
Agency mortgage-backed securities	$5	$0	$0	$5

Total securities held to maturity	$5	$0	$0	$5

December 31, 2014
Securities available for sale:
Agency mortgage-backed securities	$32,135	$240	$79	$32,296
Agency CMO	14,461	74	150	14,385
Other debt securities:
Agency notes and bonds	18,136	32	48	18,120
Municipal obligations	32,178	1,242	78	33,342
Subtotal - debt securities	96,910	1,588	355	98,143

Mutual funds	2,083	0	0	2,083

Total securities available for sale	$98,993	$1,588	$355	$100,226

Securities held to maturity:
Agency mortgage-backed securities	$6	$0	$0	$6

Total securities held to maturity	$6	$0	$0	$6

Agency notes and bonds, agency mortgage-backed securities and agency collateralized mortgage obligations (CMO) include securities issued by the Government National Mortgage Association (GNMA), a U.S. government agency, and the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Bank (FHLB), which are government-sponsored enterprises.

The amortized cost and fair value of debt securities as of June 30, 2015, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities may differ from contractual maturities because the mortgages underlying the obligations may be prepaid without penalty.

	Securities Available for Sale		Securities Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
(In thousands)

Due in one year or less	$1,070	$1,074	$0	$0
Due after one year through five years	17,306	17,354	0	0
Due after five years through ten years	19,267	19,604
Due after ten years	12,745	13,052	0	0
	50,388	51,084	0	0
Mortgage-backed securities and CMO	45,865	45,800	5	5

	$96,253	$96,884	$5	$5

Information pertaining to investment securities available for sale with gross unrealized losses at June 30, 2015, aggregated by investment category and the length of time that individual investment securities have been in a continuous position, follows:

	Number of Investment Positions	Fair Value	Gross Unrealized Losses
(Dollars in thousands)

Continuous loss position less than twelve months:
Agency notes and bonds	9	$7,696	$53
Agency mortgage-backed securities	22	17,893	150
Muncipal obligations	17	6,568	95

Total less than twelve months	48	32,157	298

Continuous loss position more than twelve months:
Agency notes and bonds	1	999	3
Agency CMO	9	6,594	81
Agency mortgage-backed securities	4	4,426	53
Muncipal obligations	5	2,306	84

Total more than twelve months	19	14,325	221

Total securities available for sale	67	$46,482	$519

Management evaluates securities for other-than-temporary impairment at least quarterly, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recover in fair value.

At June 30, 2015, the 67 U.S. government agency debt securities, including agency notes and bonds, mortgage-backed securities and CMO, and municipal obligations in a loss position had depreciated approximately 1.1% from the amortized cost basis. All of the U.S. government agency securities and municipal obligations are issued by U.S. government agencies, government-sponsored enterprises and municipal governments, or are secured by first mortgage loans and municipal project revenues. These unrealized losses related principally to current interest rates for similar types of securities. In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government, its agencies or other governments, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer’s financial condition. As the Company has the ability to hold the debt securities until maturity, or the foreseeable future if classified as available for sale, no declines are deemed to be other-than-temporary.

During the three and six months ended June 30, 2015, the Company did not have any security sales. During the three and six months ended June 30, 2014, the Company realized gross gains on sales of available for sale municipal securities of $54,000.

In June 2014, the Company acquired an additional 31,750 shares of common stock in another financial institution, in addition to the 100,000 shares acquired in December 2013, representing approximately 9% of the outstanding common stock of the entity, for a total investment of $711,000. The investment is accounted for using the cost method of accounting and is included in other assets in the consolidated balance sheet.

(3)            INVESTMENT SECURITIES

Debt and equity securities have been classified in the consolidated balance sheets according to management’s intent.  Investment securities at December 31, 2014 and 2013 are summarized as follows:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

December 31, 2014:
Securities available for sale:
Agency mortgage-backed securities	$32,135	$240	$79	$32,296
Agency CMO	14,461	74	150	14,385
Other debt securities:
Agency notes and bonds	18,136	32	48	18,120
Municipal obligations	32,178	1,242	78	33,342
Subtotal – debt securities	96,910	1,588	355	98,143

Mutual funds	2,083	0	0	2,083

Total securities available for sale	$98,993	$1,588	$355	$100,226

Securities held to maturity:
Agency mortgage-backed securities	$6	$0	$0	$6

Total securities held to maturity	$6	$0	$0	$6

December 31, 2013:
Securities available for sale:
Agency mortgage-backed securities	$18,408	$205	$244	$18,369
Agency CMO	20,486	96	341	20,241
Other debt securities:
Agency notes and bonds	31,594	49	729	30,914
Municipal obligations	36,200	778	938	36,040
Subtotal – debt securities	106,688	1,128	2,252	105,564

Mutual funds	3,238	0	40	3,198

Total securities available for sale	$109,926	$1,128	$2,292	$108,762

Securities held to maturity:
Agency mortgage-backed securities	$9	$0	$0	$9
Total securities held to maturity	$9	$0	$0	$9

The amortized cost and fair value of debt securities as of December 31, 2014, by contractual maturity, are shown below.  Expected maturities of mortgage-backed securities and CMO may differ from contractual maturities because the mortgages underlying the obligations may be prepaid without penalty.

	Securities Available for Sale		Securities Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
(In thousands)

Due in one year or less	$120	$121	$0	$0
Due after one year through five years	15,679	15,786	0	0
Due after five years through ten years	20,366	20,852	0	0
Due after ten years	14,149	14,703	0	0
	50,314	51,462	0	0

Mortgage-backed securities and CMO	46,596	46,681	6	6

	$96,910	$98,143	$6	$6

At December 31, 2013, certain investment securities were pledged under retail repurchase agreements and to secure FHLB advances.  (See Notes 9 and 10)

Information pertaining to investment securities available for sale with gross unrealized losses at December 31, 2014, aggregated by investment category and the length of time that individual investment securities have been in a continuous loss position, follows.  At December 31, 2014, the Company did not have any securities held to maturity with an unrealized loss.

(Dollars in thousands)	Number of Investment Positions	Fair Value	Gross Unrealized Losses

Continuous loss position less than twelve months:
Agency mortgage-backed securities	7	$5,925	$21
Agency CMO	2	1,317	21
Agency notes and bonds	2	1,198	2
Municipal obligations	9	2,291	8

Total less than twelve months	20	10,731	51

Continuous loss position more than twelve months:
Agency mortgage-backed securities	6	5,986	58
Agency CMO	9	7,306	129
Agency notes and bonds	7	7,586	47
Municipal obligations	9	4,146	70

Total more than twelve months	31	25,024	304

Total securities available for sale	51	$35,755	$355

Management evaluates securities for other-than-temporary impairment at least quarterly, and more frequently when economic or market concerns warrant such evaluation.  Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2014, the municipal obligations and U.S. government agency debt securities, including agency mortgage-backed securities, agency CMOs, and agency notes and bonds, in a loss position had depreciated approximately 1.0% from the amortized cost basis.  All of the U.S. government agency securities and municipal securities are issued by U.S. government agencies, government-sponsored enterprises, or municipal governments, and are secured by first mortgage loans and municipal project revenues.  These unrealized losses related principally to current interest rates for similar types of securities.  In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government, its agencies or other governments, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer’s financial condition.  As the Company has the ability to hold the U.S. government agency debt securities and municipal securities in an unrealized loss position until maturity, no declines are deemed to be other-than-temporary.

While management does not anticipate any credit-related impairment losses at December 31, 2014, additional deterioration in market and economic conditions may have an adverse impact on the credit quality in the future.

During the year ended December 31, 2014, the Company realized gross gains on sales of available for sale municipal obligations and U.S. government agency mortgage-backed securities of $98,000 and $7,000, respectively, and gross losses on the sale of municipal obligations, U.S. government agency mortgage-backed securities and mutual funds of $31,000, $3,000 and $17,000, respectively.  During the year ended December 31, 2013, the Company realized gross gains on sales of available for sale municipal obligations and U.S. government agency mortgage-backed securities of $22,000 and $7,000, respectively.

In June 2014, the Company acquired 31,750 shares of common stock in another financial institution, in addition to the 100,000 shares acquired in 2013, representing approximately 9% of the outstanding common stock of the entity, for a total investment of $711,000.  The investment is accounted for using the cost method of accounting and is included in other assets in the consolidated balance sheet.